Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	10 Months Ended		12 Months Ended	23 Months Ended	43 Months Ended	60 Months Ended	89 Months Ended	114 Months Ended		115 Months Ended
		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Mar. 18, 2024	Dec. 31, 2023	Dec. 05, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Nov. 16, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Mar. 16, 2021	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	May 10, 2017	Sep. 30, 2016	Sep. 30, 2015	Mar. 23, 2015	Feb. 25, 2015
C000149406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		$ 16,623	$ 16,623		$ 16,623	$ 16,623	$ 16,623	$ 16,623	$ 16,623	$ 16,623		$ 16,623							$ 13,435					$ 11,004		$ 14,459			$ 11,969	$ 12,473		$ 12,698	$ 12,111		$ 10,248	$ 9,264		$ 10,000
Average Annual Return, Percent					23.77%			5.91%				5.44%
C000149407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		13,868	13,868		$ 13,868	13,868	13,868	$ 13,868	13,868	13,868		$ 13,868							10,993					8,983		11,617			8,946	9,760		9,949	10,218		8,914	7,945		10,000
Average Annual Return, Percent					26.15%			7.28%				3.47%
C000149409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		24,864	24,864		$ 24,864	24,864	24,864	$ 24,864	24,864	24,864		$ 24,864							18,947					16,320		18,111			14,168	14,038		14,081	12,090		10,088	9,254		10,000
Average Annual Return, Percent					31.23%			12.11%				9.96%
C000149410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		21,763	21,763		$ 21,763	21,763	21,763	$ 21,763	21,763	$ 21,763		$ 21,763							17,593					15,393		17,771			11,817	12,714		13,739	12,777		10,528	9,150	$ 10,000
Average Annual Return, Percent					23.70%			11.35%		8.51%
C000180487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		15,717	15,717		$ 15,717	15,717	15,717	$ 15,717	$ 15,717	$ 15,717		15,717							12,675					10,264		12,885			10,303	11,326		11,235	10,684	$ 10,000
Average Annual Return, Percent					24.04%			6.77%	6.31%
C000225983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		13,331	13,331		$ 13,331	13,331	$ 13,331	$ 13,331	$ 13,331	13,331		13,331			$ 12,557				10,050		$ 9,861			8,697	$ 10,654	10,558	$ 9,900	$ 10,000
Average Annual Return, Percent					32.64%		8.45%
C000238811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		14,288	14,288		$ 14,288	$ 14,288	$ 14,288	14,288	14,288	14,288		14,288		$ 13,420	12,980		$ 11,829		10,697	$ 11,074	10,393	$ 9,765	$ 10,000
Average Annual Return, Percent					33.57%	21.01%
C000246652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		$ 10,917	10,917		$ 10,917	$ 10,917	10,917	10,917	10,917	10,917		10,917				$ 10,000
Average Annual Return, Percent		9.17%
C000246653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		$ 12,719	$ 12,719		$ 12,719	12,719	12,719	12,719	12,719	12,719		12,719						$ 10,000
Average Annual Return, Percent			27.19%
C000246654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Fund
Account Value		12,583	$ 12,583		$ 12,583	12,583	12,583	12,583	12,583	12,583		12,583						10,000
Average Annual Return, Percent			25.83%
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Index (Net)
Account Value		17,153	$ 17,153		$ 17,153	17,153	17,153	$ 17,153	17,153	17,153		$ 17,153							13,724					11,068		14,546			11,499	11,481		11,591	11,289		9,508	8,873		10,000
Average Annual Return, Percent					24.98%			8.36%				5.78%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (Net)
Account Value		15,017	15,017		$ 15,017	15,017	15,017	$ 15,017	15,017	15,017		$ 15,017							11,914					10,666		14,837			12,552	11,355		11,589	11,684		9,541	8,170		10,000
Average Annual Return, Percent					26.05%			5.75%				4.33%
Russell 1000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index (Gross)
Account Value		14,881	$ 14,881		$ 14,881	$ 14,881	14,881	$ 14,881	14,881	14,881		$ 14,881		14,028	13,545		12,280	10,000	10,968	11,324	10,430	9,706	10,000	19,214		23,209			17,722	15,276		14,706	12,488		10,535	9,166		10,000
Average Annual Return, Percent			26.81%	[1],[2]	35.68%	23.01%		15.64%				12.73%
Russell 3000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index (Gross)
Account Value		14,456	$ 14,456		$ 14,456	$ 14,456	$ 14,456	$ 14,456	14,456	$ 14,456		$ 14,456			13,184				10,693		10,197			8,876	11,154	10,776	9,966	10,000	17,340	15,078		14,650	12,460		10,496	9,130	10,000
Average Annual Return, Percent					35.19% [3]		10.84%	15.26% [3]		12.49%	[3]
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (Net)
Account Value		$ 15,662	15,662		$ 15,662	15,662	$ 15,662	$ 15,662	$ 15,662	$ 15,662		15,662				10,000			12,494					10,378		13,868			11,192	10,865		11,001	10,810	$ 10,000
Average Annual Return, Percent		10.46% [4]			25.35%			7.59%	6.29%
Hartford Risk Optimized Multifactor Developed Markets ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
Account Value		$ 16,863	16,863		$ 16,863	16,863	16,863	$ 16,863	$ 16,863	16,863		$ 16,863							13,611					11,138		14,599			12,070	12,559		12,790	12,187		10,290	9,264		$ 10,000
Average Annual Return, Percent					23.89%			6.07%				5.60%
Hartford Multifactor Emerging Markets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Multifactor Emerging Markets Equity Index
Account Value		14,002	14,002		$ 14,002	14,002	14,002	$ 14,002	14,002	14,002		$ 14,002							10,924					8,840		11,338			8,672	9,428	$ 10,000
Average Annual Return, Percent					28.17%			8.23%				6.61%	[5]
Hartford Multifactor Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Multifactor Large Cap Index
Account Value		18,252	18,252		$ 18,252	18,252	18,252	$ 18,252	18,252	18,252		$ 18,252							13,921					11,968		13,261			10,350	10,242	10,000
Average Annual Return, Percent					31.12%			12.25%				12.12%	[6]
Hartford Multifactor Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Multifactor Small Cap Index
Account Value		17,633	17,633		$ 17,633	17,633	17,633	$ 17,633	17,633	$ 17,633		$ 17,633							14,209					12,386		14,256			9,444	10,129	10,000
Average Annual Return, Percent					24.10%			11.73%		11.39%	[7]
Russell 2000 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Index (Gross)
Account Value		20,075	20,075		$ 20,075	20,075	20,075	$ 20,075	20,075	$ 20,075		20,075							15,837					14,539		19,004			12,869	12,819		$ 14,069	$ 12,209		$ 10,112	$ 8,757	$ 10,000
Average Annual Return, Percent	[3]				26.76%			9.39%		7.59%
Hartford Multifactor Diversified International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Multifactor Diversified International Index
Account Value		13,891	13,891		$ 13,891	13,891	13,891	$ 13,891	$ 13,891	$ 13,891		13,891							11,179					9,032		11,319			$ 8,999	$ 9,752	$ 10,000
Average Annual Return, Percent					24.25%			7.33%	6.45% [8]
Hartford Longevity Economy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Longevity Economy Index
Account Value		13,504	13,504		$ 13,504	13,504	$ 13,504	$ 13,504	$ 13,504	13,504		13,504			12,692				10,164		9,949			$ 8,751	$ 10,704	$ 10,584	$ 9,903	$ 10,000
Average Annual Return, Percent					32.85%		8.85%
Hartford Disciplined US Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Disciplined US Equity Index
Account Value		14,340	14,340		$ 14,340	$ 14,340	$ 14,340	14,340	14,340	14,340		14,340		$ 13,462	$ 13,015		$ 11,855		$ 10,714	$ 11,086	$ 10,400	$ 9,765	$ 10,000
Average Annual Return, Percent					33.84%	21.24%
Hartford Multifactor International Small Company Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford Multifactor International Small Company Index
Account Value		$ 10,938	10,938		$ 10,938	$ 10,938	10,938	10,938	10,938	10,938		10,938				10,000
Average Annual Return, Percent		9.38%
MSCI ACWI ex USA Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Small Cap Index (Net)
Account Value		$ 11,106	11,106		$ 11,106	11,106	11,106	11,106	11,106	11,106		11,106				$ 10,000
Average Annual Return, Percent	[4]	11.50%
Hartford US Quality Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford US Quality Growth Index
Account Value		$ 12,751	$ 12,751		$ 12,751	12,751	12,751	12,751	12,751	12,751		12,751						10,000
Average Annual Return, Percent			27.53%
Russell 1000 Growth Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index (Gross)
Account Value		13,009	$ 13,009		$ 13,009	13,009	13,009	13,009	13,009	13,009		13,009						10,000
Average Annual Return, Percent	[1]		30.67%
Hartford US Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Hartford US Value Index
Account Value		12,606	$ 12,606		$ 12,606	12,606	12,606	12,606	12,606	12,606		12,606						10,000
Average Annual Return, Percent			25.22%
Russell 1000 Value Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index (Gross)
Account Value		$ 12,275	$ 12,275		$ 12,275	$ 12,275	$ 12,275	$ 12,275	$ 12,275	$ 12,275		$ 12,275						$ 10,000
Average Annual Return, Percent	[2]		21.74%

[1]	The Russell 1000 Growth Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
[2]	The Russell 1000 Value Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
[3]	The Russell 2000 Index is the Fund’s performance index and the Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
[4]	The MSCI ACWI ex USA Small Cap Index is the Fund’s performance index and the MSCI ACWI ex USA Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
[5]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[6]	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[7]	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
[8]	The Hartford Multifactor Diversified International Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.